Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Property Plant And Equipment [Abstract]
Summary of the Carrying Values of Software, Property, Plant and Equipment

The carrying values of software, property, plant and equipment are disclosed below and in note 12. The useful lives applied to the principal categories of assets are disclosed on page 212.

	Land and buildings £m [a]	Network infrastructure £m [a]	Other £m [b]	Assets in course of construction £m	Total £m

Cost
At 31 March 2016	1,278	48,194	1,870	1,108	52,450
Additions[c]	6	40	128	2,672	2,846
Transfers	14	2,393	(1)	(2,402)	4
Disposals and adjustments[d]	(45)	(1,637)	(106)	30	(1,758)
Exchange differences	49	382	47	5	483
At 31 March 2017	1,302	49,372	1,938	1,413	54,025
Additions[c]	12	193	92	2,597	2,894
Transfers	36	2,793	16	(2,845)	–
Disposals and adjustments[d]	(82)	(1,540)	(119)	(48)	(1,789)
Exchange differences	(6)	(35)	(13)	1	(53)
At 31 March 2018	1,262	50,783	1,914	1,118	55,077
Accumulated depreciation
At 31 March 2016	750	34,287	1,513	–	36,550
Charge for the year	64	2,224	104	–	2,392
Disposals and adjustments[d]	(36)	(1,627)	(104)	–	(1,767)
Exchange differences	39	330	41	–	410
At 31 March 2017	817	35,214	1,554	–	37,585
Charge for the year	57	2,213	121	–	2,391
Disposals and adjustments[d]	(96)	(1,613)	(107)	–	(1,816)
Exchange differences	(5)	(24)	(10)	–	(39)
At 31 March 2018	773	35,790	1,558	–	38,121

Carrying amount
At 31 March 2018	489	14,993	356	1,118	16,956
Engineering stores	–	–	–	44	44
Total at 31 March 2018	489	14,993	356	1,162	17,000
At 31 March 2017	485	14,158	384	1,413	16,440
Engineering stores	–	–	–	58	58
Total at 31 March 2017	485	14,158	384	1,471	16,498

[a]

The carrying amount of the group’s property, plant and equipment includes an amount of £53m (2016/17: £73m) in respect of assets held under finance leases, comprising land and buildings of £42m (2016/17: £45m) and network infrastructure of £11m (2016/17: £28m). The depreciation expense on those assets in 2017/18 was £10m (2016/17: £10m), comprising land and buildings of £3m (2016/17: £3m) and network infrastructure of £7m (2016/17: £7m).

[b]	Other mainly comprises motor vehicles, computers and fixtures and fittings.
[c]	Net of grant funding of £74m (2016/17: £28m net grant deferral).
[d]

Fully depreciated assets in the group’s fixed asset registers were reviewed during the year, as part of the group’s annual asset verification exercise, and certain assets that were no longer in use have been written off, reducing cost and accumulated depreciation by £1.3bn (2016/17: £1.1bn).

Summary of Property Plant and Equipment	13. Property, plant and equipment continued